Advances for Vessels and Drilling Units under Construction and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Advances for Vessels and Drilling Units under Construction and Acquisitions [Abstract]
Advances for Vessels and Drilling Units under Construction and Acquisitions
	December 31,
	2014	2015
Balance at beginning of year	$679,008	$623,984
Advances for drilling units under construction and related costs	691,755	465,650
Cancellation of vessel acquisitions	(15,240)	-
Drilling units delivered	(731,539)	(728,393)
Deconsolidation of Ocean Rig	-	(361,241)

Balance at end of year	$623,984	$-